SCHEDULE OF ASSETS AND LIABILITIES OF DISPOSAL GROUP (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Apr. 28, 2023
IfrsStatementLineItems [Line Items]
Right-of-use assets, net	$ 310
Accrued liabilities and other payables	(1,077)	(216)
Lease liabilities	$ (344)
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, net			$ 3,678
Inventories, net			3,558
Trade receivables, net			397
Other receivables and prepayments			399
Cash and bank balances			35
Accrued liabilities and other payables			(2,640)
Amounts owed to related parties			(4,835)
Lease liabilities			(2,664)
Taxes payable			$ (11)